STOCK-BASED COMPENSATION (Tables) - OLD PlayStudios, Inc.	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of stock-based compensation expense recorded in income from operations

The following table summarizes stock-based compensation expense that the Company recorded in income from operations for the years shown:

	Three Months Ended March 31,
	2021	2020
Selling and marketing	$21	$24
General and administrative	383	263
Research and development	496	338
Stock-based compensation expense	$900	$625
Capitalized stock-based compensation expense	$209	$162

The following table summarizes stock-based compensation expense that the Company recorded in income from operations for the years shown (in thousands):

	Year Ended December 31,
	2020	2019	2018
Selling and marketing	$94	$85	$442
General and administrative	1,044	964	7,328
Research and development	2,381	4,835	3,132
Stock-based compensation expense	$3,519	$5,884	$10,902
Capitalized stock-based compensation	$605	$912	$1,405

Summary of stock option activity for time-based and performance-based options

The following is a summary of stock option activity for time-based and performance-based options during the three months ended March 31, 2021 (in thousands, except weighted-average exercise price and remaining term):

			Weighted-
		Weighted-	Average
		Average	Remaining
		Exercise	Term	Aggregate
	No. of Options	Price	(in Years)	Intrinsic Value
Outstanding - December 31, 2020	77,640	$0.20
Granted	550	1.83
Exercised	(3,161)	0.26
Forfeited	(695)	0.36
Expired	(59)	0.32
Outstanding - March 31, 2021	74,275	0.21	6.9	$84,448
Unvested - March 31, 2021	36,467	0.18	8.1	42,426
Exercisable - March 31, 2021	37,808	0.23	5.6	42,022

The following is a summary of stock option activity for time-based and performance-based options for the year ended December 31, 2020 (in thousands, except weighted-average exercise price and remaining term):

			Weighted-
		Weighted-	Average	Aggregate
		Average	Remaining	Intrinsic
	No. of Options	Exercise Price	Term (in Years)	Value
Outstanding - December 31, 2019	91,300	$0.16
Granted	7,080	0.40
Exercised	(16,314)	0.06
Forfeited	(3,255)	0.33
Expired	(1,171)	0.19
Outstanding - December 31, 2020	77,640	0.20	7.1	$88,615
Unvested - December 31, 2020	39,942	0.17	8.3	46,669
Exercisable - December 31, 2020	37,698	0.23	5.8	41,946

Summary of weighted-average assumptions used to estimate fair value of stock options granted

The following table presents the weighted-average assumptions used to estimate the fair value of the stock options granted in the Company’s consolidated financial statements:

	Three Months Ended March 31,
	2021	2020
Expected term (in years)	5.86	5.85
Expected volatility	51.24%	58.45%
Risk-free interest rate range	0.54%-0.60%	0.41%-0.47%
Dividend yield	0%	0%
Grant-date fair value	$0.52	$0.29

The following table presents the weighted-average assumptions used to estimate the fair value of the stock options granted in the Company’s consolidated financial statements:

	Year Ended December 31,
	2020	2019	2018
Expected term (in years)	5.96	5.93	5.99
Expected volatility	59.56%	70.00%	63.12%
Risk-free interest rate range	0.24%-0.51%	1.54%-2.59%	2.77%-3.13%
Dividend yield	0%	0%	0%
Grant-date fair value	$0.60	$0.27	$0.19

Summary of stock-based compensation expense related to stock repurchases and sales

The following table summarizes stock-based compensation expense related to stock repurchases and sales for the years ended December 31, 2020, 2019 and 2018 (in thousands).

	Year Ended December 31, 2020
	Shares	Expensed	Capitalized		Total
Stock repurchase through exercise of right of first refusal	25	$25		$—	$25
Total		$25	$		$25

	Year Ended December 31, 2019
	Shares	Expensed	Capitalized	Total
Stock repurchase through exercise of right of first refusal	9,570	$2,881	$119	$3,000
Total		$2,881	$119	$3,000

	Year Ended December 31, 2018
	Shares	Expensed	Capitalized	Total
Secondary transaction between employees and MGM	10,050	$6,485	$349	$6,834
Secondary transaction between employees and existing investors	6,128	2,040	190	2,230
Stock repurchase through exercise of right of first refusal	2,130	707	148	855
Total		$9,232	$687	$9,919